UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

COHEN & STEERS REALTY INCOME FUND, INC.

August 9, 2007

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2007. The net asset values per share at that date were $15.64, $14.96, $14.96 and $16.02 for Class A, Class B, Class C and Class I shares, respectively. In addition, a dividend was declared for shareholders of record on June 28, 2007 and paid on June 29, 2007 to all four classes of shares. The dividends were as follows: Class A—$0.150 per share, Class B—$0.123 per share, Class C—$0.123 per share and Class I—$0.165 per share.a

The total return, including income and change in net asset value, Cohen & Steers Realty Income Fund and the comparative benchmarks were:

Six Months Ended June 30, 2007
Cohen & Steers Realty Income Fund—Class A	–5.34%
Cohen & Steers Realty Income Fund—Class B	–5.65%
Cohen & Steers Realty Income Fund—Class C	–5.65%
Cohen & Steers Realty Income Fund—Class I	–5.17%
FTSE NAREIT Equity REIT Index[b]	–5.89%
S&P 500 Index[b]	6.96%
Blend—87.5% FTSE NAREIT Equity REIT Index, 12.5% Merrill Lynch REIT Preferred Index[b]	–5.05%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 5% and 1% maximum contingent deferred sales charge on Class B and Class C shares, respectively. If such charges were included, returns would have been lower.

a  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year.

b  The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The Merrill Lynch REIT Preferred Index is an unmanaged index of real estate preferred securities.

COHEN & STEERS REALTY INCOME FUND, INC.

Investment Review

Following four years of strong absolute and relative performance, including a 35% total return in 2006 (as measured by the FTSE NAREIT Equity REIT Index) and seven years of positive returns, REITs had generally negative returns in the first half of 2007. REITs began the year on a positive note, buoyed by a January bidding contest between Vornado and The Blackstone Group for control of Equity Office Properties (EOP). Blackstone prevailed, purchasing EOP at a sizable premium, prompting investors at that time to raise valuation estimates for publicly traded real estate securities.

REITs struggled over the remainder of the period, however, declining nearly 20% from their February highs. This reflected concerns over rising interest rates and uncertainty about whether asset pricing would suffer. Expectations for Federal Reserve monetary easing were pushed back as economic growth continued and inflation fears persisted. The possibility that the Fed might in fact raise rates entered the picture, and the yield on the 10-year Treasury bond in June climbed to 5.26%, its highest level in five years; the yield retreated to 5.03% by period end.

Growth rates for real estate companies generally stabilized, after accelerating in the past few years. This signaled an end to the stock-multiple expansion phase of the real estate cycle, and set expectations for more normalized returns for REITs. Put another way, capitalization rate compression for real estate assets is likely over (a cap rate is the inverse of the earnings multiple).

Most property sectors declined. Among the poorest performing sectors were self storage, due to concerns that a slowing economy might materially affect demand; and health care, as these companies are typically sensitive to rising interest rates, due to the long-term nature of their leases.

Apartments stage partial recovery

Apartments initially underperformed on concerns about the weakening housing market. However, the group's performance improved late in the period when Archstone-Smith, a leading apartment REIT, agreed to be acquired by a partnership sponsored by Tishman Speyer and Lehman Brothers for $22.2 billion, a 22.7% premium to the stock price before a rumor of the deal was published on May 24, 2007. This deal underscored for the market the overall positive prospects for apartment fundamentals and the sustainability of apartment asset pricing. The sector outperformed for the period as a whole.

Merger activity stimulated the hotel sector's relative performance. Late in the quarter, Equity Inns, the third-largest hotel REIT as measured by the number of hotels owned, announced that it would be acquired by an affiliate of Whitehall Street Global Real Estate in a transaction valued at $2.2 billion. This represented a 19% premium to the stock's previous day closing price.

Rising yields pressure preferred securities

The Merrill Lynch REIT Preferred Index had a total return of 0.4% for the period. After a positive first quarter, preferreds were buffeted by rising bond yields and widening credit spreads late in the second quarter. The fund maintained an allocation to preferred securities in order to enhance potential income and dampen volatility. We believe that quality is a primary criterion for investment selection in the preferred market, and find little value in moving down the credit scale at this point in the cycle.

COHEN & STEERS REALTY INCOME FUND, INC.

Relative performance hindered by apartments, aided by shopping centers

The fund slightly underperformed its hybrid benchmark, hindered by stock selection in the apartment sector and our underweight in the specialty sector, which is composed mostly of timberland companies and is perceived to be more defensive. Our underweight in regional malls was a detractor, as the sector outperformed despite a poor second quarter. Factors that aided the fund's relative performance included good stock selection in the shopping center, self storage and hotel sectors. The fund's allocation to preferred securities helped its performance in both absolute and relative terms, as security selection was favorable.

Investment Outlook

Before REITs can manage a sustainable performance recovery, investors may require more clarity on inflation and economic growth. In our opinion, if the economy gains momentum, it would likely benefit real estate companies; however, it might cause the Fed to raise interest rates, unsettling stock prices, including REITs. A cooling economy, on the other hand, would likely prompt the Fed to cut rates, which could lift stocks, as a rate reduction is not currently expected by the market.

We believe that a fair degree of pessimism has now been priced into REITs, including the possibility of some decline in property asset values. We believe REITs, on the whole, are attractively valued, with many trading at compelling discounts (more than 20% in some cases) to their underlying net asset values, compared with their long-term average of a 5% premium to NAV. The private equity market continues to value REITs more aggressively than the public market, as evidenced by the continued privatizations of real estate companies.

From a property sector perspective we continue to favor apartments, and believe that recent events underscore our view that a downward trend in owner-occupied housing prices, coupled with tightening credit standards, are clear positives for the sector. In our view, uncertainty in the housing market should ultimately result in lower overall home ownership rates in the next five years, which in turn should benefit apartment owners. We also like the self-storage and office sectors on a stock-specific basis, and believe that the market has taken too negative a view of these sectors.

COHEN & STEERS REALTY INCOME FUND, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JAMES S. CORL	JOSEPH M. HARVEY

Portfolio Manager	Portfolio Manager

WILLIAM F. SCAPELL	THOMAS N. BOHJALIAN

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS REALTY INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2007

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	5.88%[a]	5.14%[b]	9.20%[d]	—
1 Year (without sales charge)	10.87%	10.14%	10.20%	11.32%
5 Years (with sales charge)	14.64%[a]	14.71%[c]	14.94%	—
5 Years (without sales charge)	15.70%	14.94%	14.94%	16.10%
Since Inception[e](with sales charge)	12.13%[a]	11.30%	11.35%	—
Since Inception[e] (without sales charge)	12.66%	11.30%	11.35%	13.29%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 5%.

c  Reflects a contingent deferred sales charge of 2%.

d  Reflects a contingent deferred sales charge of 1%.

e  Inception dates: September 2, 1997, January 15, 1998, January 14, 1998, and July 15, 1998 for Class A, B, C, and I, respectively.

COHEN & STEERS REALTY INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07—06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REALTY INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007– June 30, 2007
Class A
Actual (–5.34% return)	$1,000.00	$946.60	$5.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.16
Class B
Actual (–5.65% return)	$1,000.00	$943.50	$9.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.47	$9.39
Class C
Actual (–5.65% return)	$1,000.00	$943.50	$9.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.47	$9.39
Class I
Actual (–5.17% return)	$1,000.00	$948.30	$4.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.43	$4.41

*  Expenses are equal to the fund's Class A, Class B, Class C and Class I annualized expense ratio of 1.23%, 1.88%, 1.88% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS REALTY INCOME FUND, INC.

JUNE 30, 2007

Top Ten Holdingsa
(Unaudited)

Security	Market Value	% of Net Assets
Equity Residential	$59,350,941	4.7%
Apartment Investment & Management Co.	48,141,016	3.8
Home Properties	45,693,778	3.6
Liberty Property Trust	42,695,567	3.4
Mack-Cali Realty Corp.	41,867,823	3.3
Vornado Realty Trust	37,916,768	3.0
Boston Properties	26,594,652	2.1
Sovran Self Storage	26,343,520	2.1
Inland Real Estate Corp.	25,712,814	2.0
Senior Housing Properties Trust	25,394,317	2.0

a  Top ten holdings are determined on the basis of the value of individual securities held. The fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	85.6%
DIVERSIFIED	7.5%
Colonial Properties Trust		421,600	$15,367,320
Digital Realty Trust		136,200	5,132,016
Entertainment Properties Trust		141,700	7,620,626
iStar Financial		427,700	18,959,941
Vornado Realty Trust		345,200	37,916,768
Washington REIT		284,700	9,679,800
			94,676,471
HEALTH CARE	8.6%
Health Care Property Investors		563,100	16,290,483
Health Care REIT		406,654	16,412,556
Nationwide Health Properties		917,400	24,953,280
Omega Healthcare Investors		427,700	6,770,491
Senior Housing Properties Trust		1,247,878	25,394,317
Ventas		531,200	19,256,000
			109,077,127
HOTEL	6.2%
DiamondRock Hospitality Co.		676,800	12,913,344
Equity Inns		726,100	16,264,640
Hospitality Properties Trust		475,500	19,728,495
Strategic Hotels & Resorts		807,600	18,162,924
Sunstone Hotel Investors		412,900	11,722,231
			78,791,634
INDUSTRIAL	2.2%
DCT Industrial Trust		1,042,900	11,221,604
ING Industrial Fund (Australia)		3,526,636	6,996,327
ProLogis European Properties (Netherlands)		567,583	9,948,122
			28,166,053

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
MORTGAGE	1.6%
Newcastle Investment Corp.		836,173	$20,962,857
OFFICE	15.4%
BioMed Realty Trust		627,000	15,750,240
Boston Properties		260,400	26,594,652
Brandywine Realty Trust		675,095	19,294,215
Highwoods Properties		304,249	11,409,338
HRPT Properties Trust		745,600	7,754,240
ING Office Fund (Australia)		4,653,540	6,904,227
Kilroy Realty Corp.		274,000	19,410,160
Mack-Cali Realty Corp.		962,700	41,867,823
Maguire Properties		475,200	16,313,616
Parkway Properties		471,300	22,636,539
Tishman Speyer Office Fund (Australia)		3,561,500	7,156,075
			195,091,125
OFFICE/INDUSTRIAL	6.2%
EastGroup Properties		290,500	12,729,710
First Potomac Realty Trust		577,700	13,454,633
Liberty Property Trust		971,900	42,695,567
Mission West Properties		643,200	8,966,208
			77,846,118
RESIDENTIAL	18.8%
APARTMENT	18.4%
American Campus Communities		465,400	13,166,166
Apartment Investment & Management Co.		954,800	48,141,016
Education Realty Trust		941,900	13,214,857
Equity Residential		1,300,700	59,350,941
Home Properties		879,911	45,693,778
Mid-America Apartment Communities		280,200	14,704,896
Post Properties		260,600	13,585,078
UDR		955,700	25,134,910
			232,991,642

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
MANUFACTURED HOME	0.4%
Sun Communities		185,900	$5,534,243
TOTAL RESIDENTIAL			238,525,885
SELF STORAGE	4.8%
Extra Space Storage		1,366,700	22,550,550
Sovran Self Storage		547,000	26,343,520
U-Store-It Trust		755,920	12,389,529
			61,283,599
SHOPPING CENTER	14.3%
COMMUNITY CENTER	8.4%
Cedar Shopping Centers		888,600	12,751,410
Developers Diversified Realty Corp.		464,604	24,489,277
Equity One		758,400	19,377,120
Inland Real Estate Corp.		1,514,300	25,712,814
Ramco-Gershenson Properties Trust		450,200	16,175,686
Urstadt Biddle Properties—Class A		452,677	7,700,035
			106,206,342
REGIONAL MALL	5.9%
CBL & Associates Properties		162,500	5,858,125
Glimcher Realty Trust		932,400	23,310,000
Macerich Co.		253,900	20,926,438
Simon Property Group		271,000	25,213,840
			75,308,403
TOTAL SHOPPING CENTER			181,514,745
TOTAL COMMON STOCK (Identified cost—$797,733,669)			1,085,935,614

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
PREFERRED STOCK	14.1%
DIVERSIFIED	2.2%
Colonial Properties Trust, 8.125%, Series D		120,400	$3,061,772
Digital Realty Trust, 8.50%, Series A		84,700	2,197,965
Digital Realty Trust, 7.875%, Series B		95,000	2,397,800
Duke Realty Corp., 6.95%, Series M		80,650	2,036,413
Entertainment Properties Trust, 7.75%, Series B		126,000	3,200,400
iStar Financial, 8.00%, Series D		25,000	638,500
iStar Financial, 7.80%, Series F		67,400	1,690,055
iStar Financial, 7.65%, Series G		160,300	4,031,545
iStar Financial, 7.50%, Series I		80,100	2,002,500
Lexington Realty Trust, 7.55%, Series D		256,000	6,231,040
			27,487,990
HEALTH CARE	1.7%
Health Care REIT, 7.875%, Series D		21,000	528,150
Health Care REIT, 7.625%, Series F		264,900	6,680,778
LTC Properties, 8.00%, Series F		200,000	4,960,000
Nationwide Health Properties, 7.677%, Series A		49,800	5,004,900
Omega Healthcare Investors, 8.375%, Series D		190,000	4,903,900
			22,077,728
HOTEL	1.9%
Ashford Hospitality Trust, 8.55%, Series A		29,400	755,727
Equity Inns, 8.00%, Series C		110,300	2,586,535
Highland Hospitality Corp., 7.875%, Series A		102,000	2,555,100
Hospitality Properties Trust, 7.00%, Series C		130,000	3,159,000
Host Hotels & Resorts, 8.875%, Series E		39,154	1,036,015
Innkeepers USA Trust, 8.00%, Series C		7,800	169,260
LaSalle Hotel Properties, 8.00%, Series E		125,000	3,187,500
LaSalle Hotel Properties, 7.25%, Series G		60,000	1,416,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	247,500
Strategic Hotels & Resorts, 8.50%, Series A, 144Aa		80,200	1,984,950
Strategic Hotels & Resorts, 8.25%, Series B		85,000	2,120,750
Strategic Hotels & Resorts, 8.25%, Series C		31,000	786,780
Sunstone Hotel Investors, 8.00%, Series A		143,000	3,597,880
			23,602,997

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
INDUSTRIAL	0.1%
AMB Property Corp, 6.75%, Series M		36,900	$910,692
MORTGAGE	0.5%
Gramercy Capital Corp., 8.125%, Series A		60,000	1,485,000
Newcastle Investment Corp., 9.75%, Series B		51,600	1,288,452
Newcastle Investment Corp., 8.375%, Series D		60,000	1,503,000
NorthStar Realty Finance Corp., 8.25%, Series B		89,900	2,134,226
			6,410,678
OFFICE	2.9%
BioMed Realty Trust, 7.375%, Series A		255,000	6,375,000
Brandywine Realty Trust, 7.375%, Series D		43,703	1,125,352
Corporate Office Properties Trust, 7.50%, Series H		45,100	1,128,402
Corporate Office Properties Trust, 7.625%, Series J		43,600	1,099,156
Cousins Properties, 7.75%, Series A		66,551	1,730,326
Cousins Properties, 7.50%, Series B		159,800	3,987,010
Highwoods Properties, 8.625%, Series A		7,400	7,178,000
HRPT Properties Trust, 8.75%, Series B		63,100	1,600,847
HRPT Properties Trust, 7.125%, Series C		26,800	674,824
Kilroy Realty Corp., 7.80%, Series E		19,314	490,383
Kilroy Realty Corp., 7.50%, Series F		190,240	4,757,902
Maguire Properties, 7.625%, Series A		68,600	1,673,497
SL Green Realty Corp., 7.625%, Series C		188,300	4,709,383
			36,530,082
OFFICE/INDUSTRIAL	0.5%
PS Business Parks, 7.00%, Series H		75,500	1,838,425
PS Business Parks, 7.60%, Series L		32,700	825,675
PS Business Parks, 6.70%, Series P		133,900	3,149,328
			5,813,428

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
RESIDENTIAL—APARTMENT	0.8%
Apartment Investment & Management Co., 9.375%, Series G		92,000	$2,350,600
Apartment Investment & Management Co., 8.00%, Series T		80,679	2,020,202
Apartment Investment & Management Co., 7.75%, Series U		115,632	2,960,179
Apartment Investment & Management Co., 8.00%, Series V		37,000	937,580
Mid-America Apartment Communities, 8.30%, Series H		100,000	2,530,000
			10,798,561
SELF STORAGE	1.4%
Public Storage, 6.75%, Series E		27,800	678,042
Public Storage, 7.25%, Series I		149,200	3,812,060
Public Storage, 7.25%, Series K		240,600	6,193,044
Public Storage, 6.75%, Series L		140,000	3,424,400
Public Storage, 6.625%, Series M		160,000	3,824,000
			17,931,546
SHOPPING CENTER	2.1%
COMMUNITY CENTER	0.9%
Cedar Shopping Centers, 8.875%, Series A		68,200	1,782,748
Developers Diversified Realty Corp., 7.50%, Series I		16,000	403,680
National Retail Properties, 7.375%, Series C		105,000	2,602,950
Ramco-Gershenson Property Trust, 9.50%, Series B		25,000	631,500
Regency Centers Corp., 7.25%, Series D		86,400	2,164,320
Tanger Factory Outlet Centers, 7.50%, Series C		130,000	3,295,500
Urstadt Biddle Properties, 8.50%, Series C		10,000	1,100,000
			11,980,698

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
REGIONAL MALL	1.2%
CBL & Associates Properties, 7.75%, Series C		69,500	$1,747,230
CBL & Associates Properties, 7.375%, Series D		154,000	3,853,080
Glimcher Realty Trust, 8.75%, Series F		58,800	1,493,520
Glimcher Realty Trust, 8.125%, Series G		90,200	2,250,490
Pennsylvania REIT, 11.00%, Series A		19,800	1,043,856
Taubman Centers, 8.00%, Series G		167,000	4,231,780
Taubman Centers, 7.625%, Series H		25,000	628,250
			15,248,206
TOTAL SHOPPING CENTER			27,228,904
TOTAL PREFERRED STOCK (Identified cost—$177,036,417)			178,792,606
TOTAL INVESTMENTS (Identified cost—$974,770,086)		99.7%	1,264,728,220
OTHER ASSETS IN EXCESS OF LIABILITIES		0.3%	3,512,547
NET ASSETS		100.0%	$1,268,240,767

Glossary of Portfolio Abbreviation

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

a  Resale is restricted to qualified institutional investors; equals 0.2% of net assets.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$974,770,086)	$1,264,728,220
Cash	1,258,863
Receivable for investment securities sold	6,956,262
Dividends receivable	6,629,157
Receivable for fund shares sold	3,881,081
Other assets	9,524
Total Assets	1,283,463,107
LIABILITIES:
Payable for fund shares redeemed	8,002,310
Payable for dividends declared	5,501,573
Payable for investment advisory fees	829,164
Payable for investment securities purchased	273,726
Payable for shareholder servicing fees	152,442
Payable for distribution fees	68,217
Payable for administration fees	22,111
Payable for directors' fees	7,303
Other liabilities	365,494
Total Liabilities	15,222,340
NET ASSETS	$1,268,240,767
NET ASSETS consist of:
Paid-in-capital	$857,505,949
Dividends in excess of net investment income	(3,120,007)
Accumulated undistributed net realized gain on investments	123,896,735
Net unrealized appreciation on investments	289,958,090
$1,268,240,767

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2007 (Unaudited)

CLASS A SHARES:
NET ASSETS	$434,746,720
Shares issued and outstanding ($0.001 par value common stock outstanding)	27,788,924
Net asset value and redemption price per share	$15.64
Maximum offering price per share ($15.64 ÷ 0.955)[a]	$16.38
CLASS B SHARES:
NET ASSETS	$171,273,506
Shares issued and outstanding ($0.001 par value common stock outstanding)	11,447,824
Net asset value and offering price per share[b]	$14.96
CLASS C SHARES:
NET ASSETS	$509,435,958
Shares issued and outstanding ($0.001 par value common stock outstanding)	34,052,789
Net asset value and offering price per share[b]	$14.96
CLASS I SHARES:
NET ASSETS	$152,784,583
Shares issued and outstanding ($0.001 par value common stock outstanding)	9,539,614
Net asset value, offering, and redemption price per share	$16.02

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Dividend income (net of $174,502 of foreign withholding tax)	$32,275,018
Interest income	109,126
Total Income	32,384,144
Expenses:
Investment advisory fees	5,554,473
Distribution fees—Class A	632,711
Distribution fees—Class B	768,052
Distribution fees—Class C	2,244,552
Shareholder servicing fees—Class A	253,084
Shareholder servicing fees—Class B	256,017
Shareholder servicing fees—Class C	748,184
Transfer agent fees and expenses	362,914
Administration fees	280,284
Custodian fees and expenses	72,507
Shareholder reporting expenses	59,550
Professional fees	53,997
Registration and filing fees	39,249
Directors' fees and expenses	30,675
Line of credit fees	9,434
Miscellaneous	45,133
Total Expenses	11,410,816
Net Investment Income	20,973,328
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	125,217,505
Foreign currency transactions	(105,438)
Net realized gain	125,112,067
Net change in unrealized appreciation on:
Investments	(219,952,362)
Foreign currency translations	(140)
Net change in unrealized appreciation	(219,952,502)
Net realized and unrealized loss on investments	(94,840,435)
Net Decrease in Net Assets Resulting from Operations	$(73,867,107)

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
Change in Net Assets:
From Operations:
Net investment income	$20,973,328	$28,600,485
Net realized gain on investments	125,112,067	200,464,472
Net change in unrealized appreciation on investments	(219,952,502)	165,842,052
Net increase (decrease) in net assets resulting from operations	(73,867,107)	394,907,009
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,697,830)	(10,494,541)
Class B	(2,988,975)	(3,570,826)
Class C	(8,809,135)	(9,434,788)
Class I	(3,288,827)	(4,712,898)
Net realized gain on investments:
Class A	—	(65,519,472)
Class B	—	(29,357,883)
Class C	—	(83,234,856)
Class I	—	(22,412,754)
Tax return of capital:
Class A	—	(4,297,520)
Class B	—	(1,925,627)
Class C	—	(5,459,499)
Class I	—	(1,470,086)
Total dividends and distributions to shareholders	(23,784,767)	(241,890,750)
Capital Stock Transactions:
Decrease in net assets from fund share transactions	(175,468,131)	(101,560,794)
Total increase (decrease) in net assets	(273,120,005)	51,455,465
Net Assets:
Beginning of period	1,541,360,772	1,489,905,307
End of period[a]	$1,268,240,767	$1,541,360,772

a  Includes dividends in excess of net investment income of $3,120,007 and $308,568, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

		Class A

	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2007	2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.83	$15.28	$17.22	$14.57	$11.43	$11.69
Income from investment operations:
Net investment income	0.27 [a]	0.37 [a]	0.33 [a]	0.43 [a]	0.46 [a]	0.41
Net realized and unrealized gain (loss) on investments	(1.16)	4.07	0.82	3.22	3.49	0.16
Total from investment operations	(0.89)	4.44	1.15	3.65	3.95	0.57
Less dividends and distributions to shareholders from:
Net investment income	(0.30)	(0.34)	(0.32)	(0.37)	(0.44)	(0.72)
Net realized gain on investments	—	(2.39)	(2.59)	(0.47)	(0.28)	(0.10)
Tax return of capital	—	(0.16)	(0.18)	(0.17)	(0.09)	(0.01)
Total dividends and distributions to shareholders	(0.30)	(2.89)	(3.09)	(1.01)	(0.81)	(0.83)
Redemption fees retained by the fund	0.00 [b]	0.00 [b]	0.00 [b]	0.01	0.00 [b]	—
Net increase (decrease) in net asset value	(1.19)	1.55	(1.94)	2.65	3.14	(0.26)
Net asset value, end of period	$15.64	$16.83	$15.28	$17.22	$14.57	$11.43
Total investment return[c]	–5.34%[d]	29.91%	6.70%	25.78%	35.65%	4.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$434.7	$518.8	$491.7	$640.2	$397.1	$164.6
Ratio of expenses to average daily net assets	1.23%[e]	1.25%	1.26%	1.28%	1.29%	1.32%
Ratio of net investment income to average daily net assets	3.14%[e]	2.19%	1.93%	2.74%	3.54%	3.61%
Portfolio turnover rate	14%[d]	28%	25%	13%	25%	31%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six Months Ended	For the Year Ended December 31,
Per Share Operating Performance:	June 30, 2007	2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.11	$14.72	$16.71	$14.18	$11.17	$11.45
Income from investment operations:
Net investment income	0.20 [a]	0.25 [a]	0.22 [a]	0.28 [a]	0.36 [a]	0.33
Net realized and unrealized gain (loss) on investments	(1.10)	3.92	0.78	3.16	3.41	0.15
Total from investment operations	(0.90)	4.17	1.00	3.44	3.77	0.48
Less dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.22)	(0.32)	(0.39)	(0.65)
Net realized gain on investments	—	(2.39)	(2.59)	(0.43)	(0.28)	(0.10)
Tax return of capital	—	(0.16)	(0.18)	(0.16)	(0.09)	(0.01)
Total dividends and distributions to shareholders	(0.25)	(2.78)	(2.99)	(0.91)	(0.76)	(0.76)
Redemption fees retained by the fund	0.00 [b]	0.00 [b]	0.00 [b]	—	—	—
Net increase (decrease) in net asset value	(1.15)	1.39	(1.99)	2.53	3.01	(0.28)
Net asset value, end of period	$14.96	$16.11	$14.72	$16.71	$14.18	$11.17
Total investment return[c]	–5.65%[d]	29.14%	5.95%	24.92%	34.84%	4.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$171.3	$217.1	$220.1	$284.9	$251.3	$133.0
Ratio of expenses to average daily net assets	1.88%[e]	1.90%	1.91%	1.92%	1.94%	1.97%
Ratio of net investment income to average daily net assets	2.46%[e]	1.51%	1.31%	1.89%	2.86%	2.92%
Portfolio turnover rate	14%[d]	28%	25%	13%	25%	31%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C

	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2007	2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.11	$14.72	$16.71	$14.18	$11.17	$11.45
Income from investment operations:
Net investment income	0.20 [a]	0.25 [a]	0.22 [a]	0.29 [a]	0.36 [a]	0.33
Net realized and unrealized gain (loss) on investments	(1.10)	3.92	0.78	3.15	3.41	0.15
Total from investment operations	(0.90)	4.17	1.00	3.44	3.77	0.48
Less dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.22)	(0.31)	(0.39)	(0.65)
Net realized gain on investments	—	(2.39)	(2.59)	(0.45)	(0.28)	(0.10)
Tax return of capital	—	(0.16)	(0.18)	(0.15)	(0.09)	(0.01)
Total dividends and distributions to shareholders	(0.25)	(2.78)	(2.99)	(0.91)	(0.76)	(0.76)
Redemption fees retained by the fund	0.00 [b]	0.00 [b]	0.00 [b]	—	—	—
Net increase (decrease) in net asset value	(1.15)	1.39	(1.99)	2.53	3.01	(0.28)
Net asset value, end of period	$14.96	$16.11	$14.72	$16.71	$14.18	$11.17
Total investment return[c]	–5.65%[d]	29.14%	5.95%	24.92%	34.84%	4.01%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$509.4	$626.2	$601.0	$716.6	$534.7	$228.6
Ratio of expenses to average daily net assets	1.88%[e]	1.90%	1.91%	1.92%	1.94%	1.97%
Ratio of net investment income to average daily net assets	2.47%[e]	1.52%	1.34%	1.94%	2.89%	2.97%
Portfolio turnover rate	14%[d]	28%	25%	13%	25%	31%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Does not reflect sales charges, which would reduce return.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2007	2006	2005	2004	2003	2002
Net asset value, beginning of period	$17.23	$15.57	$17.48	$14.76	$11.55	$11.81
Income from investment operations:
Net investment income	0.31 [a]	0.44 [a]	0.42 [a]	0.48 [a]	0.51 [a]	0.45
Net realized and unrealized gain (loss) on investments	(1.19)	4.15	0.81	3.29	3.54	0.16
Total from investment operations	(0.88)	4.59	1.23	3.77	4.05	0.61
Less dividends and distributions to shareholders from:
Net investment income	(0.33)	(0.38)	(0.37)	(0.39)	(0.47)	(0.76)
Net realized gain on investments	—	(2.39)	(2.59)	(0.47)	(0.28)	(0.10)
Tax return of capital	—	(0.16)	(0.18)	(0.19)	(0.09)	(0.01)
Total dividends and distributions to shareholders	(0.33)	(2.93)	(3.14)	(1.05)	(0.84)	(0.87)
Redemption fees retained by the fund	0.00 [b]	0.00 [b]	0.00 [b]	—	—	—
Net increase (decrease) in net asset value	(1.21)	1.66	(1.91)	2.72	3.21	(0.26)
Net asset value, end of period	$16.02	$17.23	$15.57	$17.48	$14.76	$11.55
Total investment return	–5.17%[c]	30.48%	6.98%	26.20%	36.16%	5.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$152.8	$179.3	$177.1	$163.3	$115.6	$36.9
Ratio of expenses to average daily net assets	0.88%[d]	0.90%	0.91%	0.92%	0.94%	0.97%
Ratio of net investment income to average daily net assets	3.51%[d]	2.53%	2.40%	3.07%	3.92%	3.99%
Portfolio turnover rate	14%[c]	28%	25%	13%	25%	31%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Not annualized.

d  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Realty Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is high current income. The authorized shares of the fund are divided into four classes designated Class A, B, C, and I shares. Effective May 1, 2007, Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2007, the advisor considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

to the fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the fund for the first $1.5 billion and 0.65% thereafter of the average daily net assets of the fund.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the fund's average daily net assets. For the six months ended June 30, 2007, the fund paid the advisor $148,603 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class B and Class C shares.

For the six months ended June 30, 2007, the fund has been advised that the distributor received $31,015 in sales commissions from the sale of Class A shares and that the distributor also received $75,757, $297,644 and $19,654 of contingent deferred sales charges relating to redemptions of Class A, Class B and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class B and C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class B and C shares, including payments to dealers and other financial intermediaries for selling Class B and C shares and interest and other financing costs associated with Class B and C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class B and C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $7,572 from the fund for the six months ended June 30, 2007.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2007 totaled $202,406,812 and $367,363,070, respectively.

Note 4. Income Tax Information

As of June 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$974,770,086
Gross unrealized appreciation	$303,945,916
Gross unrealized depreciation	(13,987,782)
Net unrealized appreciation	$289,958,134

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Six Months Ended June 30, 2007		For the Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
CLASS A:
Sold	3,700,851	$63,228,826	6,964,368	$118,511,079
Issued as reinvestment of dividends and distributions	357,123	5,799,414	3,418,945	56,638,467
Redeemed	(7,088,094)	(119,638,087)	(11,748,393)	(198,739,335)
Redemption fees retained by the fund[a]	—	38,449	—	106,115
Net decrease	(3,030,120)	$(50,571,398)	(1,365,080)	$(23,483,674)

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2007		For the Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
CLASS B:
Sold	114,515	$1,850,133	855,186	$13,672,533
Issued as reinvestment of dividends and distributions	66,821	1,038,484	815,902	12,948,514
Redeemed	(2,206,155)	(35,530,758)	(3,150,786)	(51,872,260)
Redemption fees retained by the fund[a]	—	15,280	—	47,362
Net decrease.	(2,024,819)	$(32,626,861)	(1,479,698)	$(25,203,851)
CLASS C:
Sold	1,246,979	$20,314,517	4,945,195	$80,061,352
Issued as reinvestment of dividends and distributions	202,198	3,141,526	2,402,681	38,125,306
Redeemed	(6,267,831)	(101,145,665)	(9,301,070)	(152,037,152)
Redemption fees retained by the fund[a]	—	45,259	—	130,737
Net decrease	(4,818,654)	$(77,644,363)	(1,953,194)	$(33,719,757)
CLASS I:
Sold	1,093,209	$19,421,348	2,494,532	$43,302,137
Issued as reinvestment of dividends and distributions	137,291	2,285,792	1,262,750	21,410,875
Redeemed	(2,099,993)	(36,345,760)	(4,724,361)	(83,906,903)
Redemption fees retained by the fund[a]	—	13,111	—	40,379
Net decrease	(869,493)	$(14,625,509)	(967,079)	$(19,153,512)

a  The fund may charge a 1% redemption fee on shares sold within six months of the time of purchase.

COHEN & STEERS REALTY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2007. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2007, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the fund's financial statements.

Note 9. Subsequent Event

Effective September 28, 2007, the redemption fee charged by the fund will be 2% on shares redeemed or exchanged within 60 days of the time of purchase.

COHEN & STEERS REALTY INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS REALTY INCOME FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY FOCUS FUND

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
UTILITY FUND

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS REALTY INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

James S. Corl
Vice president

William F. Scapell
Vice president

Thomas N. Bohjalian
Vice president

John E. McLean
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—CSEIX
Class B—CSBIX
Class C—CSCIX
Class I— CSDIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Realty Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

REALTY INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
Name: James Giallanza
Title: Treasurer
(principal financial officer)

Date: August 29, 2007